Accounting policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Accounting policies
Accounting policies
The accounting policies set out below have been applied consistently to all periods in these Consolidated Financial Statements, unless otherwise noted.
Use of estimates
Preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Foreign currencies
The majority of our revenues and expenses are denominated in U.S. dollars and therefore the majority of our subsidiaries use U.S. dollars as their functional currency. Our reporting currency is also U.S. dollars. For subsidiaries that maintain their accounts in currencies other than U.S. dollars, we use the current method of translation whereby the Statement of Operations are translated using the average exchange rate for the period and the assets and liabilities are translated using the year-end exchange rate. Foreign currency translation gains or losses on consolidation are recorded as a separate component of other comprehensive income in shareholders' equity.
Transactions in foreign currencies are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency assets and liabilities are translated using rates of exchange at the balance sheet date. Gains and losses on foreign currency transactions are included in the Consolidated Statements of Operations.
Related parties
Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or common significant influence. Refer to Note 31 – Related Party Transactions.
Revenue from contracts with customers
The activities that primarily drive the revenue earned from our drilling contracts include (i) providing a drilling rig and the crew and supplies necessary to operate the rig, (ii) mobilizing and demobilizing the rig to and from the drill site and (iii) performing rig preparation activities and/or modifications required for the contract. Consideration received for performing these activities may consist of dayrate drilling revenue, mobilization and demobilization revenue, contract preparation revenue and reimbursement revenue. We account for these integrated services as a single performance obligation that is (i) satisfied over time and (ii) comprised of a series of distinct time increments.
We recognize consideration for activities that correspond to a distinct time increment within the contract term in the period when the services are performed. We recognize consideration for activities that are (i) not distinct within the context of our contracts and (ii) do not correspond to a distinct time increment, ratably over the estimated contract term.
We determine the total transaction price for each individual contract by estimating both fixed and variable consideration expected to be earned over the term of the contract. The amount estimated for variable consideration may be constrained and is only included in the transaction price to the extent that it is probable that a significant reversal of previously recognized revenue will not occur throughout the term of the contract. When determining if variable consideration should be constrained, we consider whether there are factors outside of our control that could result in a significant reversal of revenue as well as the likelihood and magnitude of a potential reversal of revenue. We re-assess these estimates each reporting period as required. Refer to Note 7 - Revenue from Contracts with Customers.
Dayrate drilling revenue - Our drilling contracts generally provide for payment on a dayrate basis, with higher rates for periods when the drilling unit is operating and lower rates or zero rates for periods when drilling operations are interrupted or restricted. The dayrate invoices billed to the customer are typically determined based on the varying rates applicable to the specific activities performed on an hourly basis. Such dayrate consideration is allocated to the distinct hourly increment it relates to within the contract term, and therefore, recognized in line with the contractual rate billed for the services provided for any given hour.
Mobilization revenue - We may receive fees (on either a fixed lump-sum or variable dayrate basis) for the mobilization of our rigs. These activities are not considered to be distinct within the context of the contract and therefore, the associated revenue is allocated to the overall performance obligation and recognized ratably over the expected term of the related drilling contract. We record a contract liability for mobilization fees received, which is amortized ratably to contract drilling revenue as services are rendered over the initial term of the related drilling contract.
Demobilization revenue - We may receive fees (on either a fixed lump-sum or variable dayrate basis) for the demobilization of our rigs. Demobilization revenue expected to be received upon contract completion is estimated as part of the overall transaction price at contract inception and recognized over the term of the contract. In most of our contracts, there is uncertainty as to the likelihood and amount of expected demobilization revenue to be received. For example, the amount may vary dependent upon whether or not the rig has additional contracted work following the contract. Therefore, the estimate for such revenue may be constrained, as described above, depending on the facts and circumstances pertaining to the specific contract. We assess the likelihood of receiving such revenue based on past experience and knowledge of the market conditions.
Revenues related to reimbursable expenses - We generally receive reimbursements from our customers for the purchase of supplies, equipment, personnel services and other services provided at their request in accordance with a drilling contract or other agreement. Such reimbursable revenue is variable and subject to uncertainty, as the amounts received and timing thereof are highly dependent on factors outside of our influence. Accordingly, reimbursable revenue is fully constrained and not included in the total transaction price until the uncertainty is resolved, which typically occurs when the related costs are incurred on behalf of a customer. We are generally considered a principal in such transactions and record the associated revenue at the gross amount billed to the customer, at a point in time, as “Reimbursable revenues” in our Consolidated Statements of Operations.
Local taxes - In some countries, the local government or taxing authority may assess taxes on our revenues. Such taxes may include sales taxes, use taxes, value-added taxes, gross receipts taxes and excise taxes. We generally record tax-assessed revenue transactions on a net basis.
Deferred contract expenses - Certain direct and incremental costs incurred for upfront preparation, initial mobilization and modifications of contracted rigs represent costs of fulfilling a contract as they relate directly to a contract, enhance resources that will be used in satisfying our performance obligations in the future and are expected to be recovered. Such costs are deferred and amortized ratably to contract drilling expense as services are rendered over the initial term of the related drilling contract.
Other revenues
Other revenues consist of related party revenues, external management fees, and early termination fees. Refer to Note 8 – Other revenues.
Management fees - Revenues related to operation support and management services provided to Seadrill Partners, Seamex, Sonadrill & Northern Drilling. This includes both related and non-related companies.
Early termination fees - Other revenues also include amounts recognized as early termination fees under drilling contracts which have been terminated prior to the contract end date. Contract termination fees are recognized daily as and when any contingencies or uncertainties are resolved.
Vessel and Rig Operating Expenses
Vessel and rig operating expenses are costs associated with operating a drilling unit that is either in operation or stacked and include the remuneration of offshore crews and related costs, rig supplies, insurance costs, expenses for repairs and maintenance and costs for onshore support personnel. We expense such costs as incurred.
On emergence, we classified certain costs as "vessel and rig operating expenses" that are directly attributable to rig activities and had previously been classified as "selling, general and administrative expenses" in our Consolidated Statements of Operations.
Mobilization and demobilization expenses
We incur costs to prepare a drilling unit for a new customer contract and to move the rig to a new contract location. We capitalize the mobilization and preparation costs for a rig's first contract as a part of the rig value and recognize them as depreciation expense over the expected useful life of the rig (i.e. 30 years). For subsequent contracts, we defer these costs over the expected contract term (see deferred contract costs above), unless we don't expect the costs to be recoverable, in which case we expense them as incurred.
We incur costs to transfer a drilling unit to a safe harbor or different geographic area at the end of a contract. We expense such demobilization costs as incurred. We also expense any costs incurred to relocate drilling units that are not under contract.
Repairs, maintenance and periodic surveys
Costs related to periodic overhauls of drilling units are capitalized and amortized over the anticipated period between overhauls, which is generally five years. Related costs are primarily yard costs and the cost of employees directly involved in the work. We include amortization costs for periodic overhauls in depreciation expense. Costs for other repair and maintenance activities are included in vessel and rig operating expenses and are expensed as incurred.
Income taxes
Seadrill is a Bermudan company that has subsidiaries and affiliates in various jurisdictions. Currently, Seadrill and our Bermudan subsidiaries and affiliates are not required to pay taxes in Bermuda on ordinary income or capital gains as they qualify as exempt companies. Seadrill and our subsidiaries and affiliates have received written assurance from the Minister of Finance in Bermuda that we will be exempt from taxation until March 2035. Certain subsidiaries operate in other jurisdictions where taxes are imposed. Consequently, income taxes have been recorded in these jurisdictions when appropriate. Our income tax expense is based on our income and statutory tax rates in the various jurisdictions in which we operate. We provide for income taxes based on the tax laws and rates in effect in the countries in which operations are conducted and income is earned. Refer to Note 12 – Taxation.
The determination and evaluation of our annual group income tax provision involves interpretation of tax laws in various jurisdictions in which we operate and requires significant judgment and use of estimates and assumptions regarding significant future events, such as amounts, timing and character of income, deductions and tax credits. There are certain transactions for which the ultimate tax determination is unclear due to uncertainty in the ordinary course of business. We recognize tax liabilities based on our assessment of whether our tax positions are more likely than not sustainable, based solely on the technical merits and considerations of the relevant taxing authorities widely understood administrative practices and precedence. Changes in tax laws, regulations, agreements, treaties, foreign currency exchange restrictions or our levels of operations or profitability in each jurisdiction may impact our tax liability in any given year. While our annual tax provision is based on the information available to us at the time, a number of years may elapse before the ultimate tax liabilities in certain tax jurisdictions are determined. Current income tax expense reflects an estimate of our income tax liability for the current year, withholding taxes, changes in prior year tax estimates as tax returns are filed, or from tax audit adjustments.
Income tax expense consists of taxes currently payable and changes in deferred tax assets and liabilities calculated according to local tax rules. We recognize the income tax effects of intercompany sales or transfers of assets, other than inventory, in the Consolidated Statement of Operations as income tax expense (or benefit) in the period of sale or transfer occurs.
Deferred tax assets and liabilities are based on temporary differences that arise between carrying values used for financial reporting purposes and amounts used for taxation purposes of assets and liabilities and the future tax benefits of tax loss carry forwards.
Our deferred tax expense or benefit represents the change in the balance of deferred tax assets or liabilities as reflected on the balance sheet. Valuation allowances are determined to reduce deferred tax assets when it is more likely than not that some portion or all of the deferred tax assets will not be realized. To determine the amount of deferred tax assets and liabilities, as well as at the valuation allowances, we must make estimates and certain assumptions regarding future taxable income, including where our drilling units are expected to be deployed, as well as other assumptions related to our future tax position. A change in such estimates and assumptions, along with any changes in tax laws, could require us to adjust the deferred tax assets, liabilities, or valuation allowances. The amount of deferred tax provided is based upon the expected manner of settlement of the carrying amount of assets and liabilities, using tax rates enacted at the balance sheet date. The impact of tax law changes is recognized in periods when the change is enacted.
Loss per share
Basic loss per share (“LPS”) is calculated based on the loss for the period available to common stockholders divided by the weighted average number of shares outstanding. Diluted loss per share includes the effect of the assumed conversion of potentially dilutive instruments such as our restricted stock units. The determination of dilutive loss per share may require us to make adjustments to net loss and the weighted average shares outstanding. Refer to Note 13 – Loss per share.
Current and non-current classification
Generally, assets and liabilities (excluding deferred taxes and liabilities subject to compromise) are classified as current assets and liabilities respectively if their maturity is within one year of the balance sheet date. In addition, we classify any derivative financial instruments whose fair value is a net liability as current.
Generally, assets and liabilities are classified as non-current assets and liabilities respectively if their maturity is beyond one year of the balance sheet date. In addition, we classify loan fees based on the classification of the associated debt principal and we classify any derivatives financial instruments whose fair value is a net asset as current.
Cash and cash equivalents
Cash and cash equivalents consist of cash, bank deposits and highly liquid financial instruments with maturities of three months or less.
Restricted cash
Restricted cash consists of bank deposits which are subject to restrictions due to legislation, regulation or contractual arrangements. Restricted cash amounts with maturities longer than one year are classified as non-current assets. Refer to Note 14 – Restricted cash.
Receivables
Receivables, including accounts receivable, are recorded in the balance sheet at their nominal amount less an allowance for doubtful accounts. We establish reserves for doubtful accounts on a case-by-case basis when it is unlikely that required payments of specific amounts will occur. In establishing these reserves, we consider the financial condition of the customer as well as specific circumstances related to the receivable such as customer disputes. Receivable amounts determined as being unrecoverable are written off. Interest income on receivables is recognized as earned. Refer to Note 16 – Accounts receivable & Note 31 – Related party transactions.
Contract assets and liabilities
Accounts receivables (see above) are recognized when the right to consideration becomes unconditional based upon contractual billing schedules. If we are required to recognize revenue ahead of this point, we categorize the balance as a contract asset. Contract asset balances consist primarily of demobilization revenues which have been recognized during the period but are contingent on future demobilization activities.
Contract liabilities include payments received for mobilization as well as rig preparation and upgrade activities which are allocated to the overall performance obligation and recognized ratably over the initial term of the contract.
Equity investments
Investments in common stock are accounted for using the equity method of accounting if the investment gives us the ability to exercise significant influence, but not control over, the investee. Significant influence is generally deemed to exist if our ownership interest in the voting stock of the investee is between 20% and 50%, although other factors such as representation on the investee’s Board of Directors and the nature of commercial arrangements are also considered. We classify our other equity investments either as "Marketable Securities" or "Investments in Associated Companies" depending on their nature. We classify our share of earnings or losses from our equity method investments in the Consolidated Statements of Operations as “Share in results from associated companies". We record gains or losses on investments held fair value as "Loss on Marketable Securities". Refer to Note 15 – Marketable securities and Note 18 – Investment in associated companies.
We analyze our equity method investments for impairment at each reporting period to evaluate whether an event or change in circumstances has occurred in that period that may have a significant adverse effect on the value of the investment. We record an impairment charge for other-than-temporary declines in value when the value is not anticipated to recover above the cost within a reasonable period after the measurement date, unless there are mitigating factors that indicate impairment may not be required. If an impairment charge is recorded, subsequent recoveries in value are not reflected in earnings until sale of the equity method investee occurs.
All other equity investments, which consist of investments that do not gives us the ability to exercise significant influence as well as investments in equity instruments other than common stock, are accounted for at fair value, if readily determinable. If we can’t readily ascertain the fair value, we record the investment at cost less impairment.  We perform a qualitative impairment analysis for our equity investments recorded at cost at each reporting period to evaluate whether an event or change in circumstances has occurred in that period that indicates that the investment's is impaired. If an event or change in circumstances has occurred in that period that indicates that the investment's is impaired, then we record an impairment charge for the difference between the estimated fair value of the investment and its carrying amount.
For periods before we adopted ASU 2016-01, we reviewed our marketable securities for other-than-temporary impairment at each reporting date. Refer to Note 11 - Impairment loss on investments in associated companies for details.
Newbuildings
Generally, the carrying value of drilling units under construction (“Newbuildings”) represents the accumulated costs at the balance sheet date. Cost components usually include payments for yard installments and variation orders, construction supervision, equipment, spare parts, capitalized interest, costs related to first time mobilization and commissioning costs. During construction, capitalized interest of newbuildings is based on accumulated expenditures for the applicable project at our current rate of borrowing. The amount of interest expense capitalized in an accounting period is determined by applying the interest rate (“the capitalization rate”) to the average amount of accumulated expenditures for the asset during the period. We don't capitalize amounts beyond the actual interest expense incurred in the period.
We ceased capitalization of interest on newbuildings when we operated as a debtor-in-possession as interest payments made during bankruptcy proceedings were treated as adequate protection payments. On emergence from Chapter 11, the Newbuildings carrying value was adjusted to a fair value of nil. In addition, we have not capitalized interest since emergence as work on our Newbuild projects had substantially ceased. Refer to Note 5 – Fresh Start Accounting and Note 19 – Newbuildings.
Drilling units
Rigs, vessels and related equipment are recorded at historical cost less accumulated depreciation. The cost of these assets, less estimated residual value is depreciated on a straight-line basis over their estimated remaining economic useful lives. The estimated residual value is taken to be offset by any decommissioning costs that may be incurred. The estimated economic useful life of our floaters and, jack-up rigs, when new, is 30 years. The direct and incremental costs of significant capital projects, such as rig upgrades and reactivation projects, are capitalized and depreciated in accordance with the nature of the investment. Significant investments that are deemed to increase an asset’s value for its remaining useful life are capitalized and depreciated over the remaining life of the asset. Refer to Note 20 – Drilling units.
Drilling units recognized through a business combination or through the application of fresh start accounting are measured at fair value as of the date of acquisition or the date of emergence, respectively. Cost of property and equipment sold or retired, with the related accumulated depreciation and write-downs are removed from the Consolidated Balance Sheet, and resulting gains or losses are included in the Consolidated Statement of Operations.
Assets held for sale
Assets are classified as held for sale when all of the following criteria are met: Management, having the authority to approve the action, commits to a plan to sell the asset (disposal group), the asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets, an active program to locate a buyer and other actions required to complete the plan to sell the asset (disposal group) have been initiated, the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within 1 year. The term probable refers to a future sale that is likely to occur, the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.
Equipment
Equipment is recorded at historical cost less accumulated depreciation and is depreciated over its estimated remaining useful life. The estimated economic useful life of equipment, when new, is between 3 and 5 years depending on the type of asset. Refer to Note 21 – Equipment.
Leases
Lessee - When we enter into a new contract, or modify an existing contract, we identify whether that contract has a finance or operating lease component. We do not have, nor expect to have any leases classified as finance leases. At the lease commencement date, we measure and recognize a lease liability and a right of use ("ROU") asset in the financial statements. The lease liability is measured at the present value of the lease payments not yet paid, discounted using the estimated incremental borrowing rate ("IBR") at lease commencement. The ROU asset is measured at the initial measurement of the lease liability, plus any lease payments made to the lessor at or before the commencement date, minus any lease incentives received, plus any initial direct costs incurred by us.

After the commencement date, we will adjust the measurement of the lease liability by the amount of payments made in the period as well as the unwinding of the discount over lease term using the interest method. After commencement date, we will subsequently adjust the measurement of the ROU asset by amortizing the ROU asset by the amount required to keep total lease expense including interest constant (straight-line over the lease term).

Absent an impairment of the ROU asset, the single lease cost is calculated so that the remaining cost of the lease is allocated over the remaining lease term on straight-line basis. Seadrill will determine whether a ROU asset is impaired and shall recognize any impairment loss in accordance with the company policy on impairment of long-lived assets. If a ROU asset is determined to be impaired, then it will be measured at its carrying amount immediately after the impairment less any accumulated amortization. After a ROU asset has been impaired, we will unwind the remaining asset on a straight-line basis over the remaining lease term.

Lessor - When we enter into a new contract, or modify an existing contract, we identify whether that contract has a sales-type, direct financing or operating lease. We do not have, nor expect to have any leases classified as sales-type or direct financing. For our operating lease, the underlying asset remains on the balance sheet and we record periodic depreciation expense and lease revenue.
Impairment of long-lived assets
We review the carrying value of our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be appropriate. We first assess recoverability of the carrying value of the asset by estimating the undiscounted future net cash flows expected to result from the asset, including eventual disposal. If the undiscounted future net cash flows are less than the carrying value of the asset, then we compare the carrying value of the asset with the discounted future net cash flows, using a relevant weighted-average cost of capital. The impairment loss to be recognized during the period, will be the amount which the carrying value of the asset exceeds the discounted future net cash flows.
Other intangible assets and liabilities
Intangible assets and liabilities were recorded at fair value on the date of emergence less accumulated amortization. The amounts of these assets and liabilities less the estimated residual value, if any, is generally amortized on a straight-line basis over the estimated remaining economic useful life or contractual period. For periods after emergence we have applied a new accounting policy to classify amortization of these intangible assets and liabilities within operating expenses. Our intangible assets include favorable and unfavorable drilling contracts and management services contracts. Refer to Note 17 – Other assets. Our intangible liabilities include unfavorable drilling contracts and unfavorable leasehold improvements. Refer to Note 23 – Other liabilities.
Prior to emergence, we classified the amortization of these intangible assets or liabilities within other revenues.
Derivative financial instruments and hedging activities
None of our derivative financial instruments have been formally designated as a hedging instruments, and therefore are recorded at fair value. Changes in fair value are recorded as a gain or loss as a separate line item within "financial items" in the Consolidated Statements of Operations. Refer to Note 32 – Financial instruments and risk management and Note 33 - Fair values of financial instruments.
Trade payables
Trade payables are recorded in the balance sheet to recognize a liability to a supplier for a good or service they have provided us.
Deferred charges
Loan related costs, including debt issuance, arrangement fees and legal expenses, are capitalized and presented in the balance sheet as a direct deduction from the carrying amount of the related debt liability, amortized over the term of the related loan and the amortization is included in interest expense. On emergence from Chapter 11, our loan costs were reduced to nil and we recorded a discount against our debt to reduce its carrying value to equal its fair value. The debt discount will be unwound over the remaining terms of the debt facilities. Refer to Note 5 – Fresh Start Accounting and Note 10 – Interest expense.
Debt
We have financed a significant proportion of the cost of acquiring our fleet of drilling units through the issue of debt instruments. At the inception of a term debt arrangement, or whenever we make the initial drawdown on a revolving debt arrangement, we will incur a liability for the principal to be repaid. On emergence from Chapter 11, we issued new debt instruments and the carrying values of our third-party debt liabilities were adjusted to fair value. Refer to Note 5 – Fresh start accounting and Note 22 – Debt for more information on our debt instruments.
Pension benefits
We have several defined benefit pension plans, defined contribution pension plans and other post-employment benefit obligations which provide retirement, death and early termination benefits. We record the service cost, as “Vessel and rig operating expenses” or as "Selling, general and administrative expenses" in our Consolidated Statements of Operations depending on the whether or not the related employee's role is directly attributable to rig activities. We record the actuarial gains and losses in the Consolidated Statements of Operations when the net cumulative unrecognized actuarial gains or losses for each individual plan at the end of the previous reporting year exceed 10 percent of the higher of the present value of the defined benefit obligation and the fair value of plan assets at that date. These actuarial gains and losses are recognized over the expected remaining working lives of the employees participating in the plans. Otherwise, recognition of actuarial gains and losses is included in other comprehensive income.   Refer to Note 30 - Pension benefits for more information on the accounting for these pension benefits / pension expense.
Loss contingencies
We recognize a loss contingency in the Consolidated Balance Sheets where we have a present legal or constructive obligation as a result of a past event, and it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate of the amount can be made. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability. Refer to Note 34 – Commitments and contingencies.
Treasury shares
Treasury shares are recognized at cost as a component of equity. We record the nominal value of treasury shares purchased as a reduction in share capital. The amount paid in excess of the nominal value is treated as a reduction of additional paid-in capital. On emergence from Chapter 11, we no longer had any treasury shares.
Share-based compensation
Since emerging from Chapter 11, we have made several awards under our employee benefit plan (see Note 29 – Share based compensation). We record an accounting charge equal to the fair value of awards that are expected to vest. The expense is classified as compensation cost and recognized ratably over the vesting period. The offsetting entry is recorded directly to equity.